Changes in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 653
Recognition of prior years' net gain (loss)	(109)
Prior service cost (credit) arising during period
Recognition of prior years' service (cost) credit	16
Total recognized in other comprehensive (income) loss (before tax effects)	560
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	22
Recognition of prior years' net gain (loss)	(14)
Prior service cost (credit) arising during period
Foreign exchange adjustment	3
Total recognized in other comprehensive (income) loss (before tax effects)	11
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	71
Recognition of prior years' net gain (loss)	(3)
Prior service cost (credit) arising during period
Recognition of prior years' service (cost) credit	1
Recognition of net initial (obligation) asset	(5)
Total recognized in other comprehensive (income) loss (before tax effects)	64
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Recognition of prior years' net gain (loss)	1
Prior service cost (credit) arising during period
Total recognized in other comprehensive (income) loss (before tax effects)	$ 2